Short-Term Investment	12 Months Ended
Dec. 31, 2023
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENT

4. SHORT-TERM INVESTMENT

Short-term investment consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Cost	-	103,690,728
Unrealized gain	-	396,098

Aggregate fair value	-	104,086,826

The Company’s short-term investment represents subscription of participating shares in a segregated portfolio Company (“the Fund”) with a total subscription amount of RMB104 million (US$14.7 million), redeemable upon demand at the net asset value of the Fund. The Fund primarily invests in US Treasuries and cash management product. For the years ended December 31, 2021, 2022 and 2023, there were no gross unrealized holding losses.